Business And Summary Of Significant Accounting Policies (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013	Dec. 31, 2013
Minimum delinquency period which triggers the reversal of uncollected revenue accrued			90 days
Minimum amount of impaired finance receiables before being placed on nonaccrual status			$ 500,000
Period after which loan is considered past due			30 days
Vesting period			3 years
Relassification from interest-bearing deposits to cash and due from banks	$ 300,000,000	$ 430,000,000
Maximum [Member]
Days of contractual delinquency before recording finance receivables			150 days
Minimum [Member]
Days of contractual delinquency before recording finance receivables			120 days